Common Stock Warrants (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2014
Class of Warrant or Right [Line Items]
Warrant, shares	0	0
Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of preferred stock	0	0
Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants, issued	1,152,125
Warrants, exercise period	5 years
Common Stock [Member] | Post-Reverse-Split Basis [Member]
Class of Warrant or Right [Line Items]
Warrants, issued	209,477
Exercise price of warrant	$ 10.18
Private Placement [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of preferred stock			480,000